Related Party Transactions (Details) - USD ($)						1 Months Ended	12 Months Ended
	Nov. 07, 2025	Oct. 23, 2025	Jun. 27, 2025	Jun. 25, 2025	Jun. 06, 2024	Nov. 30, 2020	Dec. 31, 2025	Dec. 31, 2024	Jun. 15, 2025
Related Party Transactions [Line Items]
Stock purchase price							$ 5,800,000
Stock issued during period shares private placement							5,800,000	$ 0
Services fee							10,380,000
Percentage of cash fee		1.50%
Enterprise value of AIR		$ 2,000,000
Reduced fee amount		$ 1,980,000
Redemption shares percentage		5.50%
Loan amount							$ 311,783	70,540
Initial public offering days							60 days
Loan due to related parties							$ 0	0
Administrative fees expense							61,667	0
Related Party Loans [Member]
Related Party Transactions [Line Items]
Maximum loan agreed by sponsor				$ 4,140,000
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Administrative fees expense							$ 61,000	0
AIR Business Combination [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)	$ 10	$ 10
Sponsor [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)							$ 10.15
Initial public offering days							60 days
Redeemed share price (in Dollars per share)							$ 0.15
Related Party [Member]
Related Party Transactions [Line Items]
Office space							$ 10,000
Founders Shares [Member]
Related Party Transactions [Line Items]
Number of shares surrendered (in Shares)	3,400,000
Related Party Loans [Member] | Pre-IPO Note [Member]
Related Party Transactions [Line Items]
Loan amount							$ 0	$ 71,000
Maximum [Member] | Sponsor Loan [Member]
Related Party Transactions [Line Items]
Maximum loan agreed by sponsor				$ 1,750,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Number of shares surrendered (in Shares)					9,375,000
Ordinary shares outstanding (in Shares)							6,900,000	6,900,000
Ordinary shares issued (in Shares)				1,150,000			6,900,000	6,900,000	750,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares sponsor purchased (in Shares)				1,150,000
Number of shares surrendered (in Shares)					9,375,000
Ordinary shares issued (in Shares)						14,375,000			750,000
Class B Ordinary Shares [Member] | Founders Shares [Member]
Related Party Transactions [Line Items]
Number of shares sponsor purchased (in Shares)			900,000			14,375,000
Stock purchase price						$ 25,000
Ordinary shares issued (in Shares)				1,150,000					750,000
Class B Ordinary Shares [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Ordinary shares outstanding (in Shares)				6,900,000	14,375,000
Class B Ordinary Shares [Member] | Maximum [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Ordinary shares outstanding (in Shares)					14,375,000
Class B Ordinary Shares [Member] | Maximum [Member] | Founders Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares outstanding (in Shares)				6,900,000					5,750,000
Class B Ordinary Shares [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Ordinary shares outstanding (in Shares)					5,000,000
Ordinary shares issued (in Shares)									5,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Ordinary shares outstanding (in Shares)					5,000,000				5,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Founders Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares outstanding (in Shares)				5,750,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares outstanding (in Shares)							580,000	0
Ordinary shares issued (in Shares)							580,000	0
Price per share (in Dollars per share)							$ 12
Trading days							150 days
Conversion price per share (in Dollars per share)							$ 10
Class A Ordinary Shares [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Trading days							30 days
Class A Ordinary Shares [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Trading days							20 days
IPO [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Maximum loan agreed by sponsor				$ 1,750,000	$ 300,000
IPO [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Loan amount							$ 312,000	$ 0
IPO [Member] | Founders Shares [Member]
Related Party Transactions [Line Items]
Number of shares sponsor purchased (in Shares)			900,000
IPO [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)			3,600,000
Price per share (in Dollars per share)			$ 10
Private Placement [Member]
Related Party Transactions [Line Items]
Number of shares sponsor purchased (in Shares)			580,000
Price per share (in Dollars per share)			$ 10
Trading days			30 days
Stock issued during period shares private placement			$ 5,800,000